Business Combinations and Divestitures - Divestiture (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal gain	€ (18)	€ (12)	€ 176
SAP litmos
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal gain			€ 175